Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property and Equipment	Property and Equipment

Cost	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of January 1, 2020	7,385	1,452	1,508	17,656	646	28,647
Additions, net of transfers	1,536	—	51	399	3,347	5,332
Disposals	(642)	—	(40)	—	—	(682)
Reclassifications	141	—	—	—	(141)	—
Balance as of December 31, 2020	8,420	1,452	1,519	18,054	3,852	33,297
Additions, net of transfers	1,424	—	92	183	6,723	8,422
Disposals	(323)	—	(282)	—	—	(605)
Reclassifications	2,211	—	—	248	(2,459)	—
Balance as of December 31, 2021	11,733	1,452	1,329	18,485	8,116	41,115

Accumulated depreciation and impairment loss	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of January 1, 2020	(2,968)	(239)	(1,030)	(2,955)	—	(7,192)
Depreciation	(1,572)	(215)	(297)	(1,860)	—	(3,944)
Disposals	576	—	40	—	—	616
Balance as of December 31, 2020	(3,965)	(454)	(1,287)	(4,815)	—	(10,520)
Depreciation	(1,973)	(208)	(174)	(1,991)	—	(4,346)
Disposals	251	—	271	—	—	522
Balance as of December 31, 2021	(5,686)	(663)	(1,190)	(6,806)	—	(14,344)

Property and Equipment, net	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of December 31, 2020	4,456	998	232	13,239	3,852	22,777
Balance as of December 31, 2021	6,047	790	139	11,679	8,116	26,771
Depreciation of property and equipment is included in the General and administrative expenses and Research and development expenses line items in the Consolidated Statements of Comprehensive Income/(Loss). The Company recorded depreciation expense of $4.3 million, $3.9 million and $3.2 million for the years ended December 31, 2021, 2020 and 2019, respectively.